Investments in affiliated companies and joint ventures	12 Months Ended
Dec. 31, 2011
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

14           Investments in affiliated companies and joint ventures

	December 31, 2011				Investments		Equity in earnings (losses) of investee adjustments						Dividends Received
				Net income			Three-month period ended (unaudited)			Year ended as of December 31,			Three-month period ended (unaudited)			Year ended as of December 31,
				(loss) of the	December 31,	December 31,	December 31,	September 30,	December 31,				December 31,	September 30,	December 31,
	Participation in capital (%)		Net equity	period	2011	2010	2011	2011	2010	2011	2010	2009	2011	2011	2010	2011	2010	2009
	Voting	Total
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	341	89	173	171	6	16	12	45	48	(12)	—	—	—	22	3	20
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	225	36	115	128	25	(14)	35	19	40	(12)	—	—	—	20	—	—
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	155	65	78	87	9	5	9	32	43	(17)	—	15	—	32	11	—
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	158	93	80	86	7	16	14	47	18	12	38	—	—	38	25	—
Minas da Serra Geral SA - MSG	50.00	50.00	57	7	29	36	1	1	4	3	6	2	—	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	941	1,754	528	561	186	207	261	878	798	299	112	225	575	812	950	190
Baovale Mineração SA - BAOVALE	50.00	50.00	69	16	35	31	1	2	2	8	4	(3)	—	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	90	1	23	25	—	(1)	4	—	9	3	—	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	107	(13)	48	40	(5)	(2)	—	(7)	(10)	—	—	—	—	—	—	—
					1,109	1,165	230	230	341	1,025	956	272	150	240	575	924	989	210
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,128	336	282	250	17	26	64	85	76	74	—	—	—	—	83	—
Shandong Yankuang International Company Ltd	25.00	25.00	(170)	(58)	(43)	(27)	(3)	(2)	(7)	(15)	(19)	(18)	—	—	—	—	—	—
					239	223	14	24	57	70	57	56	—	—	—	—	83	—
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	357	19	144	152	6	(1)	(8)	8	(2)	(10)	—	—	10	—	10	42
					144	152	6	(1)	(8)	8	(2)	(10)	—	—	10	—	10	42
Copper
Teal Minerals Incorporated	50.00	50.00	469	(12)	234	90	3	(2)	3	(6)	(10)	(18)	—	—	—	—
					234	90	3	(2)	3	(6)	(10)	(18)	—	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	6	7	—	—	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	16	—	4	11	—	—	2	—	2	—	—	—	—	—	—	—
Others (3)	—	—	—	—	1	5	—	—	—	—	—	—	—	—	—	—	—	—
					11	23	—	—	2	—	2	—	—	—	—	—	—	—
Aluminium
Norsk Hydro ASA (4)	22.00	22.00	14,668	449	3,227	—	(21)	70	—	99	—	—	—	—	—	52	—	—
					3,227	—	(21)	70	—	99	—	—	—	—	—	52	—	—
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	338	(20)	114	135	(4)	—	4	(7)	4	2	—	—	—	—	—	3
MRS Logística SA	45.68	45.84	1,200	316	551	511	29	32	28	132	90	141	48	—	37	55	72	124
					665	646	25	32	32	125	94	143	48	—	37	55	72	127
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	322	27	161	155	(1)	2	(1)	14	12	(10)	7	—	7	7	7	—
CSP - Companhia Siderurgica do PECEM	50.00	50.00	539	(7)	267	18	(3)	—	—	(3)	—	—	—	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,982	(658)	1,607	1,840	(86)	(72)	(75)	(177)	(85)	(6)	—	—	—	—	—	—
Usinas Siderúrgicas de Minas Gerais SA - USIMINAS	—	—	—	—	—	—	—	—		—	—	8	—	—	—	—	—	7
					2,035	2,013	(90)	(70)	(76)	(166)	(73)	(8)	7	—	7	7	7	7
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	837	—	75	—	—	—	—	—	—	—	—	—	—	—	—	—
Vale Soluções em Energia S.A. (1)	52.77	52.77	276	(32)	145	115	(1)	(1)	(33)	(16)	(33)	—	—	—	—	—	—	—
Others	—	—	—	—	209	70	1	—	(15)	(4)	(4)	(2)	—	—	—	—	—	—
					429	185	—	(1)	(48)	(20)	(37)	(2)	—	—	—	—	—	—
Total					8,093	4,497	167	282	303	1,135	987	433	205	240	629	1,038	1,161	386

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.

(2) Investment includes goodwill of US$ 58 in December, 2011 and US$64 in December, 2010.

(3) Available for sale.

(4) The investment is adjusted based on our acquisition and the net income refers to the period from March onwards.